Expense Example {- Fidelity Flex® U.S. Bond Index Fund} - 08.31 Fidelity Flex U.S. Bond Index Fund PRO-07 - Fidelity Flex® U.S. Bond Index Fund - Fidelity Flex U.S. Bond Index Fund-Default	Oct. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none